Exploration and Evaluation Properties	12 Months Ended
Jun. 30, 2022
6. Exploration and Evaluation Properties

6. Exploration and Evaluation Properties

Green Giant Vanadium Project, Southern Madagascar Region, Madagascar

In 2007, the Company entered into a joint venture agreement with Madagascar Minerals and Resources SARL ("MMR") to acquire a 75% interest in the Green Giant property. On July 9, 2009, the Company acquired the remaining 25% interest. MMR retains a 2% NSR whereby half of the NSR can be acquired at the Company's option by paying $500,000 in cash or common shares and the second half can be acquired at the Company’s option by paying $1,000,000 in cash or common shares.

As part of Financing Package announced on February 8, 2021, Vision Blue will receive a royalty of 1.0% of the gross revenues from sales of vanadium pentoxide (“V2O5”) from the Green Giant Vanadium Project for a period of 15 years following commencement of production of V2O5.

Since early 2012, the Company has focused its efforts on the Molo Graphite Project and as such only limited work has been completed on the Green Giant Vanadium Project since that time.

As of June 30, 2022, the Company has not capitalized any acquisition, exploration, and evaluation costs.

Sagar Project, Labrador Trough Region, Quebec, Canada

In 2006, the Company purchased from Virginia Mines Inc. ("Virginia") a 100% interest in 369 claims located in northern Quebec, Canada. Virginia retains a 2% net smelter royalty ("NSR") on certain claims within the property. Other unrelated parties retain a 1% NSR and a 0.5% NSR on certain claims within the property, whereby half of the 1% NSR can be acquired at the Company’s option by paying $200,000 and half of the 0.5% NSR can be acquired at the Company’s option by paying $100,000.

As of June 30, 2022, the Company has not capitalized any acquisition, exploration, and evaluation costs.

As of June 30, 2022, the Sagar property consisted of 184 claims covering a total area of 8,539.58 ha. The Company does not have any immediate plans to complete any further exploration on this property.